Schedule of borrowings (Details)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)	Apr. 30, 2022 SGD ($)
Schedule Of Borrowings
Bank borrowings, secured	$ 1,399,885	$ 1,827,409	$ 1,119,444	$ 835,878	$ 1,364,740
Lease liabilities	390,267	509,455	528,585	$ 545,021	$ 612,329
Borrowings	1,790,152	2,336,864	1,648,029
Current	383,777	500,982	442,582
Non-current	$ 1,406,375	$ 1,835,882	$ 1,205,447